Additional Disclosure - $ / shares		2 Months Ended	3 Months Ended
	Jun. 30, 2026	Sep. 03, 2026	Jun. 30, 2026	[1]	Mar. 31, 2026	[1]	Dec. 31, 2025	[1]	Sep. 30, 2025	[1]	Jun. 30, 2025	[1]	Mar. 31, 2025	[1]	Dec. 31, 2024	[1]	Sep. 30, 2024	[1]	Jun. 30, 2024	[1]	Mar. 31, 2024	[1]
Statement Table
Distribution Made to Limited Partner, Distributions Declared, Per Unit		$ 0.244	$ 0.3669		$ 0.3669		$ 0.3669		$ 0.6079		$ 0.3669		$ 0.3669		$ 0.3502		$ 0.5168		$ 0.3168		$ 0.3168
Common Shares [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited

[1]	Represents the cash distributions (including dividends, dividends reinvested and returns of capital, if any) per Common Share that the Fund has declared on the Common Shares in the specified quarter. Tax characteristics of distributions will vary.